DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Detail Textuals) - $ / shares	Nov. 30, 2019	Aug. 31, 2019
Derivative Liability And Fair Value Measurements [Line Items]
Share price	$ 6.00
Series D offering
Derivative Liability And Fair Value Measurements [Line Items]
Share price		$ 6.00
Series E offering
Derivative Liability And Fair Value Measurements [Line Items]
Share price	$ 7.60	$ 7.60